Note 13 - Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 11. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Building	$2,116	$2,116
Vehicles	585	595
Office furniture and fixtures	543	527
Land	184	184
Leasehold improvements	167	124
Computer equipment	117	117
Rental equipment	63	60
Appliques	2,160	2,160
Website development	611	587
Construction in progress	—	22
Property and equipment gross	6,546	6,492
Less: accumulated depreciation	(2,700)	(2,503)
Property and equipment, net	$3,846	$3,989

Depreciation expense was approximately $203,000 and $155,000 for the three months ended March 31, 2024 and 2023, respectively.

Note 13. Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Building	$2,116	$—
Vehicles	595	—
Office furniture and fixtures	527	128
Land	184	—
Leasehold improvements	124	48
Computer equipment	117	72
Rental equipment	60	38
Appliques	2,160	2,160
Website development	587	665
Construction in progress	22	—
Property and equipment gross	6,492	3,111
Less: accumulated depreciation	(2,503)	(1,865)
Property and equipment, net	$3,989	$1,246

Depreciation expense was approximately $758,000 and $465,000 for the twelve months ended December 31, 2023 and 2022, respectively.

The increase in property and equipment was attributable to the consolidation of Progressive Care as of  July 1, 2023.